Revenue from Contracts with Customers Revenue Earning Vehicles (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Components of Revenue Earning Vehicles
The Company's property and equipment, net consists of the following:

(In millions)	December 31, 2020	December 31, 2019
Land, buildings and leasehold improvements	$1,277	$1,271
Service vehicles, equipment and furniture and fixtures	761	798
Less: accumulated depreciation	(1,372)	(1,312)
Total property and equipment, net	$666	$757
The following table presents revenues from contracts with customers by reportable segment and disaggregated by product/service and type of location and customer for the year ended December 31, 2018:

	Year Ended December 31, 2018
(In millions)	Americas RAC	International RAC	All Other Operations	Consolidated
Vehicle rental and rental related:
Airport	$4,664	$1,089	$—	$5,753
Off airport	1,954	769	—	2,723
Total vehicle rental and rental related	6,618	1,858	—	8,476

Other:
Licensee revenue	32	145	—	177
Ancillary retail vehicle sales	103	—	—	103
Fleet management	—	—	45	45
Total other	135	145	45	325
Total revenue from contracts with customers	$6,753	$2,003	$45	$8,801